LONG-TERM INVESTMENTS (Details) € in Millions, CAD in Millions, $ in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2017 CAD	Jun. 30, 2016 CAD	Jun. 30, 2017 CAD	Jun. 30, 2016 CAD	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 CAD	Feb. 15, 2017 USD ($)	Feb. 15, 2017 CAD	Feb. 08, 2017
LONG-TERM INVESTMENTS
Income/(loss) from equity investments	CAD 236	CAD (37)	CAD 472	CAD 189
Bakken Pipeline System
LONG-TERM INVESTMENTS
Effective interest (as a percent)					27.60%	27.60%
Income/(loss) from equity investments	8		8
Amortization of basis difference	CAD 4		CAD 4
Bakken Pipeline System | Goodwill
LONG-TERM INVESTMENTS
Basis difference						CAD 19
Bakken Pipeline System | Amortizable assets
LONG-TERM INVESTMENTS
Basis difference						1,210
Hohe See Offshore Wind Project
LONG-TERM INVESTMENTS
Effective interest (as a percent)									50.00%
Carrying amount of investment					€ 312	CAD 462
Enbridge Energy Partners, L.P. | Bakken Pipeline System
LONG-TERM INVESTMENTS
Effective interest (as a percent)							27.60%	27.60%
Purchase price							$ 1.5	CAD 2,000